Commitments and Contingencies		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	11. Commitments and Contingencies None.	11. Commitments and Contingencies None.